STOCK OPTION RESERVE (Details 1) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Beginning balance	225,117	90,281
Granted	2,028,135	160,000
Expired or forfeited	(6,745)	(25,164)
Ending balance		225,117
Available for future awards		17,516
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	225,117
Ending balance	2,246,507	225,117
Exercisable as at end	2,246,507	102,855